Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net income and comprehensive income	$ 70,958,000	$ 42,543,000	$ 62,999,000	$ 53,094,000	$ 10,893,000
Adjustments to reconcile net income and comprehensive income to net cash provided by operating activities:
Depreciation and amortization	12,101,000	5,298,000	12,600,000	5,079,000	1,138,000
Depreciation and amortization included in cost of goods sold	8,687,000	4,891,000	11,542,000	7,992,000	1,968,000
Non-cash interest expense	1,507,000	1,434,000	2,889,000	849,000
Loss from Sale of Property and Equipment			63,000	67,000	46,000
Amortization of operating lease right of use assets	1,910,000	1,508,000	6,045,000	2,733,000
Share-based compensation	1,485,000	1,685,000	2,765,000		15,020,000
Accretion of construction finance liability	1,068,000	430,000
Loss on fair value of warrants		1,021,000	42,679,000	806,000
Deferred income tax expense	(1,986,000)	(915,000)	(4,887,000)	(908,000)	(546,000)
Changes in operating assets and liabilities:
Inventories	(14,316,000)	(7,820,000)	(22,534,000)	(54,481,000)	(18,751,000)
Accounts receivable	(3,446,000)		1,109,000
Prepaid expenses and other current assets	(8,896,000)	(4,539,000)	(11,670,000)	(5,224,000)	(2,271,000)
Other assets	(5,603,000)	(2,196,000)	(2,517,000)	147,000	(1,096,000)
Income tax payable / receivable	(14,032,000)	42,838,000	(2,452,000)	(6,735,000)	13,926,000
Accounts payable and accrued liabilities	2,152,000	(8,666,000)	1,002,000	13,587,000	1,056,000
Operating lease liabilities	(1,633,000)	(1,233,000)	(4,764,000)	(2,825,000)
Deferred revenue	(992,000)	1,392,000	4,774,000	977,000	1,412,000
Other long-term liabilities	230,000			3,915,000	723,000
Net cash provided by operating activities	49,194,000	77,671,000	99,643,000	19,073,000	23,517,000
Cash flow from investing activities
Purchases of property and equipment	(115,302,000)	(27,923,000)	(99,941,000)	(71,834,000)	(42,561,000)
Purchases of property and equipment related to construction finance liability	(7,147,000)	(17,694,000)
Purchases of Property and Equipment from Construction			(41,116,000)	(2,571,000)
Cash paid for internal use software	(1,951,000)		(887,000)
Acquisitions, net of cash acquired	(10,158,000)		(27,923,000)	(19,825,000)	(7,644,000)
Capitalized interest	(2,130,000)	(814,000)	(4,803,000)	(471,000)	(980,000)
Proceeds from Sale of Property and Equipment			16,000	29,000	129,000
Net cash used in investing activities	(136,688,000)	(46,431,000)	(174,654,000)	(94,673,000)	(51,055,000)
Cash flow from financing activities
Proceeds from Issuance of Notes Payable					6,040,000
Proceeds from Issuance of Notes Payable—Related Party					11,357,000
Proceeds from Debt Financings, Net of Discounts and Accrued Interest				122,215,000
Proceeds from share warrant exercise	7,672,000	11,458,000	11,459,000	964,000	1,289,000
Proceeds from construction finance liability	7,148,000	18,600,000	41,116,000	23,071,000
Payments on Construction Finance Liability			(4,951,000)	(115,000)
Payments on Issuance of Shares for Reverse Transaction					(460,000)
Payments on Notes Payable					(6,000,000)
Proceeds from shares issued pursuant to private placement	217,896,000		83,228,000		47,467,000
Payments on finance lease obligations	(2,091,000)	(2,056,000)		(1,633,000)	(454,000)
Payments on notes payable - related party	(11,000)	(742,000)	(941,000)	(1,520,000)	(8,677,000)
Payments for taxes related to net share settlement of equity awards	(595,000)
Net cash provided by financing activities	230,019,000	27,260,000	129,911,000	142,982,000	50,561,000
Net increase in cash and cash equivalents	142,525,000	58,500,000	54,900,000	67,383,000	23,023,000
Cash and cash equivalents, beginning of period	146,713,000	91,813,000	91,813,000	24,430,000	1,407,000
Cash and cash equivalents, end of period	289,238,000	150,313,000	146,713,000	91,813,000	24,430,000
Supplemental disclosure of cash flow information
Interest	15,047,000	10,362,000	22,135,000	7,417,000	2,948,000
Income taxes	79,950,000	115,000	105,248,000	43,658,000	8,195,000
Other noncash investing and financing activities
Shares Issued for PurePenn and Solevo Acquisition	10,000,000		37,000,000
Shares Reserved for PurePenn and Solevo Acquisition			65,000,000
Purchase of Property and Equipment Financed with Notes Payable - Related Party				257,000	3,095,000
Adjustment to PurePenn, LLC and Keystone Relief Centers, LLC contingent consideration	2,800,000
ASC 842 lease additions - operating and finance leases	12,383,000	13,520,000
Shares issued for acquisitions	10,000,000		37,000,000
Purchase of property and equipment financed with accounts payable	$ 13,751,000	$ 5,919,000	13,613,000	6,516,000	4,697,000
Property and Equipment Acquired via Finance Leases			$ 24,165,000	19,883,000	1,406,000
Transfer of Shares Treated as a Debt Discount					200,000
Debt Discount related to Below Market Interest Debt				$ 10,000	$ 46,000